Intangible assets	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
10.	Intangible assets

	Internally generated – completed	Internally generated – in progress	Software licenses	Acquired technology assets	Customer relationships	Brand	Regulatory licenses	Total
Cost
Balance, December 31, 2019	34,849	1,388	3,356	—	—	—	—	39,593
Additions	—	4,796	—	—	—	—	—	4,796
Transfers	4,655	(4,655)	—	—	—	—	—	—

Balance, December 31, 2020	39,504	1,529	3,356	—	—	—	—	44,389
Additions	1,200	6,303	—	—	—	—	—	7,503
Additions through a business combination	—	—	628	21,000	8,900	1,000	6,800	38,328
Impairment	—	(898)	—	—	—	—	—	(898)
Transfers	3,936	(3,936)	—	—	—	—	—	—
Effects of movement in exchange rate	—	—	(8)	—	—	—	—	(8)

Balance, December 31, 2021	44,640	2,998	3,976	21,000	8,900	1,000	6,800	89,314

Accumulated depreciation
Balance, December 31, 2019	15,138	—	3,198	—	—	—	—	18,336
Amortization	7,093	—	48	—	—	—	—	7,141

Balance, December 31, 2020	22,231	—	3,246	—	—	—	—	25,477
Amortization	7,279	—	218	1,722	1,427	—	887	11,533

Balance, December 31, 2021	29,510	—	3,464	1,722	1,427	—	887	37,010

Net book value
Balance, December 31, 2020	17,273	1,529	110	—	—	—	—	18,912

Balance, December 31, 2021	15,130	2,998	512	19,278	7,473	1,000	5,913	52,304

Upon the acquisition of Carta on January 25, 2021, Moka on May 4, 2021, and Fortification on September 1, 2021, the Company recognized intangible assets with fair values of $19,328, $18,700 and $300 respectively on the consolidated statements of financial position. Refer to Note 24 for further details.
Amortization of $11,533 for the year ended December 31, 2021 (December 31, 2020 – $7,141) is included in depreciation and amortization.